Other Accounts Payable	3 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
Other Accounts Payable

NOTE 5:-	OTHER ACCOUNTS PAYABLE

	March 31, 2018	December 31, 2017	December 31, 2016

Accrued expenses	$999	$450	$851
Employees and payroll accruals	104	90	88
Income tax	154	154	154

	$1,257	$694	$1,093